INVENTORY (Tables)	12 Months Ended
Dec. 31, 2024
Inventories [Abstract]
Disclosure of inventories

US$ MILLIONS	2024	2023
Natural gas inventory	$58	$92
Raw materials and other	396	420
Total	$454	$512